Leases - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease expenses	¥ 190,561	¥ 154,368
Short-term lease expense	¥ 11,270	¥ 20,418